VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.15

Exception Grades
Run Date - 9/18/2024 8:38:35 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Edgar ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX			1000377	XXX	XXXX	XXX 7:56:21 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Primary occupancy is not allowed. Occupancy considered primary due to the current owners and prior owners holding title together on the subject prior to this transaction refinancing. Current owners may not occupy; however, both parties appear to be immediate family. Missing evidence that the parties being removed from title are not immediate family members.								3	C	XX/XX/XXXX	XX	Refinance - Cash-out - Other		C	C		A			No